Segment Information - Revenue from Operations Abroad (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of segment information [line items]
Revenue	R$ 81,241,102	R$ 89,297,975	R$ 90,697,983
Brazil [member]
Summary of segment information [line items]
Revenue	79,364,726	87,927,198	89,183,342
Mexico [member]
Summary of segment information [line items]
Revenue	239,968	220,021	207,615
Uruguay [member]
Summary of segment information [line items]
Revenue	59,606	41,648	48,096
Venezuela [member]
Summary of segment information [line items]
Revenue			68,877
Other Latin American countries [member]
Summary of segment information [line items]
Revenue	647,469	418,368	425,973
United States [member]
Summary of segment information [line items]
Revenue	590,926	437,669	465,840
Far East [member]
Summary of segment information [line items]
Revenue	91,428	74,093	96,394
Europe [member]
Summary of segment information [line items]
Revenue	151,150	118,917	138,347
Other [member]
Summary of segment information [line items]
Revenue	R$ 95,829	R$ 60,061	R$ 63,499